Shareholder Report, Average Annual Return (Details)	7 Months Ended	8 Months Ended	12 Months Ended	15 Months Ended	23 Months Ended	27 Months Ended	29 Months Ended	39 Months Ended	42 Months Ended	52 Months Ended	55 Months Ended	60 Months Ended			90 Months Ended	101 Months Ended	112 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000158043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Multifactor Large Cap ETF (at net asset value)
Average Annual Return, Percent			17.18%										10.41%					12.99%
C000158045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Multifactor Mid Cap ETF (at net asset value)
Average Annual Return, Percent			18.34%										7.56%					11.17%
C000175540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Multifactor Developed International ETF (at net asset value)
Average Annual Return, Percent			23.26%										8.36%				8.53%
C000194897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Multifactor Small Cap ETF (at net asset value)
Average Annual Return, Percent			16.60%										6.02%			7.77%
C000204467 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Multifactor Emerging Markets ETF (at net asset value)
Average Annual Return, Percent			26.93%										4.49%		6.28%
C000226213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Corporate Bond ETF (at net asset value)
Average Annual Return, Percent			4.81%									0.93%		0.93%
C000227987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Mortgage-Backed Securities ETF (at net asset value)
Average Annual Return, Percent			5.49%								1.40%
C000232625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Preferred Income ETF (at net asset value)
Average Annual Return, Percent			6.49%							3.55%
C000237881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. High Dividend ETF (at net asset value)
Average Annual Return, Percent			18.77%						17.57%
C000239874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International High Dividend ETF (at net asset value)
Average Annual Return, Percent			35.61%					20.41%
C000245406 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dynamic Municipal Bond ETF (at net asset value)
Average Annual Return, Percent			4.84%				7.12%
C000245645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fundamental All Cap Core ETF (at net asset value)
Average Annual Return, Percent			5.63%				14.82%
C000246920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Disciplined Value International Select ETF (at net asset value)
Average Annual Return, Percent			31.64%			18.41%
C000249134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			High Yield ETF (at net asset value)
Average Annual Return, Percent			7.13%		8.26%
C000255661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Core Bond ETF (at net asset value)
Average Annual Return, Percent			4.91%	5.15%
C000255662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Core Plus Bond ETF (at net asset value)
Average Annual Return, Percent			4.78%	4.83%
C000261300 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Disciplined Value Select ETF (at net asset value)
Average Annual Return, Percent		10.64%
C000262811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Senior Loan ETF (at net asset value)
Average Annual Return, Percent	0.54%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Average Annual Return, Percent		4.31%	17.74%										11.34%					13.97%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			18.09%				21.61%						10.87%			12.91%		13.72%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			21.27%			15.19%							7.91%				8.50%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			29.55%										3.69%		6.40%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.64%		4.35%	4.95%	6.22%					(0.09%)	(0.24%)	0.31%		0.31%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.80%						19.69%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
Average Annual Return, Percent			22.99%					16.01%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.29%				5.74%
John Hancock Dimensional Large Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			John Hancock Dimensional Large Cap Index
Average Annual Return, Percent			17.54%										10.72%					13.33%
John Hancock Dimensional Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			John Hancock Dimensional Mid Cap Index
Average Annual Return, Percent			18.84%										8.00%					11.62%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent			15.98%										7.26%					10.91%
John Hancock Dimensional Developed International Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			John Hancock Dimensional Developed International Index
Average Annual Return, Percent			24.16%										9.13%				9.31%
John Hancock Dimensional Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			John Hancock Dimensional Small Cap Index
Average Annual Return, Percent			17.03%										6.39%			8.18%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent			25.72%										3.77%			7.89%
John Hancock Dimensional Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			John Hancock Dimensional Emerging Markets Index
Average Annual Return, Percent			27.64%										5.67%		7.33%
Bloomberg U S Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent			4.78%									0.79%		0.76%
Bloomberg U S MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Index
Average Annual Return, Percent			5.79%								0.33%
ICE BofA U S All Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent			5.47%							2.11%
MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA High Dividend Yield Index
Average Annual Return, Percent			12.34%						12.85%
MSCI World ex USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA High Dividend Yield Index
Average Annual Return, Percent			24.37%					18.06%
ICE BofA U S High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent			6.90%		8.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent		11.44%
Morningstar LSTA U S Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	1.40%